Investments (Details) - Schedule of investment maturity - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Schedule of investment maturity [Abstract]
Due in one year or less	$ 144,829	$ 201,881
Due in one year or less	144,788	201,864
Due after one year through five years	152,481	35,970
Due after one year through five years	151,833	35,908
Total held-to-maturity securities	297,310	237,851
Total held-to-maturity securities	$ 296,621	$ 237,772